S000094758 [Member] Shareholder Fees - First Sentier American Listed Infrastructure Fund - Class I Shares	Oct. 31, 2024
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%